Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2021	Six months ended 31 December 2020
Amounts recognised as distributions to equity shareholders	£ million	£ million
Final dividend for the year ended 30 June 2021 of 44.59 pence per share (2020 - 42.47 pence)	1,040	992